UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
T. ROWE PRICE
U.S. Treasury Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE U.S. Treasury Funds
HIGHLIGHTS
Amid a sharp rise in interest rates, the T. Rowe Price U.S. Treasury Money Fund posted positive returns and modestly outperformed its Lipper peer group index.
T. Rowe Price’s U.S. Treasury Index Funds produced losses amid high inflation and rapid monetary tightening by the Federal Reserve (Fed). The funds underperformed their respective Bloomberg benchmarks and delivered mixed results versus their Lipper peer group average.
Within our U.S. Treasury Index Funds, we reduced non-benchmark allocations to Ginnie Mae mortgage-backed securities amid continued headwinds to the mortgage sector.
We believe that the bulk of the Fed’s tightening efforts are behind us, but until there are clear indications that inflation is decisively trending toward 2%, we would expect the Fed to keep short-term rates at current levels or raise them incrementally.
Log in to your account at troweprice.com for more information.
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T. ROWE PRICE U.S. Treasury Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE U.S. Treasury Funds

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. Treasury Funds
Management’s Discussion of Fund Performance

U.S. TREASURY MONEY FUND
INVESTMENT OBJECTIVE
The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current  income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Amid rapidly rising money market interest rates, the U.S. Treasury Money
Fund returned 3.26% over the 12-month period ended May 31, 2023. The fund modestly outperformed its Lipper peer group index. (Returns for I and Z Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Money market yields rose
sharply from near-zero levels
in March 2022 when the
Federal Reserve (Fed) began
to raise the fed funds target
rate from the 0.00% to 0.25%
range it had adopted when
the coronavirus pandemic
erupted in March 2020.
Fed rate hikes were at times
aggressive, as the central
bank combated elevated inflation stemming from factors such as a tight labor market; pandemic-related global supply chain disruptions; higher prices of commodities, such as food and energy; and stubbornly high housing costs.
Later in the period, the collapse of select regional banks in the U.S. caused significant volatility in U.S. Treasury yields.
In fact, the Fed enacted four 75-basis-point (0.75%) rate increases during the period—a meaningful departure from the 25-basis-point incremental changes typically made to the fed funds rate. The pace of rate hikes decreased, though it remains to be seen when the current rate-hiking cycle will end. By the end of
May, the Fed had raised the fed funds target rate to the 5.00 to 5.25% range—a level unseen in over 15 years.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
U.S. Treasury Money
Fund –
.
2.16% 3.26%
U.S. Treasury Money
Fund–
.
I  Class 2.20 3.33
U.S. Treasury Money
Fund–
.
Z  Class 2.31 3.57
Lipper U.S. Treasury
Money Market Funds Index 2.10 3.10

T. ROWE PRICE U.S. Treasury Funds

Persistently high inflation and a thus far resilient labor market led to a series of large interest rate hikes and continued hawkish rhetoric from Fed officials who are committed to bringing inflation back down to the central bank’s long-
term 2% goal. U.S. Treasury yields surged in the first half of our fiscal year and continued to climb more modestly in the second half. In the money market universe, three-month U.S. Treasury bill (T-bill) yields climbed from 1.16% to
5.52%, while six-month T-bill yields advanced from 1.64% to 5.46%. One-year
T-bill yields increased from 2.08% to 5.18%.
How is the fund positioned?
For much of our fiscal year, we targeted a fairly short weighted average maturity
(WAM) so that we could quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields. In recent months, however, the size of the Fed’s rate hikes decreased. As it became clear that the central bank was approaching the end of its tightening cycle and the federal government drew closer to the debt ceiling, we allowed the portfolio’s
WAM to begin rising from its lows toward neutral. At the end of May, however, the WAM was marginally lower than it was at the end of November 2022.
Also, as lawmakers scrambled in May to reach an agreement with President
Biden to raise or suspend the debt ceiling—the statutory limit on federal government borrowing—because the government was running out of money, we took advantage of a temporary spike in yields of T-bills maturing in late
June to capture some very attractive yields for our investors. As always, we try to take advantage of opportunities to buy money market instruments with attractive yields without reducing our high credit quality standards.
Because Fed officials have expressed their preference to keep short-term rates at higher levels for some time, we expect to move the portfolio’s WAM closer to neutral until the trajectories of the economy, inflation, and U.S. Treasury yields signal how the Fed may respond.
Consistent with our preference for shorter maturities, over half of the portfolio’s net assets as of the period-end were invested in one- to seven-day repurchase agreements fully collateralized by Treasury securities. The remainder of the portfolio was invested largely in T-bills and, to a smaller extent, Treasury notes scheduled to mature within one year.
What is portfolio management’s outlook?
After more than one year of aggressive Fed interest rate increases, money market yields are at their highest levels in over 15 years—a welcome change from the near-zero yields that have prevailed for most of that extended period.

T. ROWE PRICE U.S. Treasury Funds

As a result, we believe money market funds once again offer investors an attractive risk-adjusted investment alternative to other asset classes.
Year-over-year inflation remains elevated, though it is lower than its mid-2022 peak of 9%. Nevertheless, central bank officials have publicly expressed their commitment to bring inflation back down toward the Fed’s long-term goal of
2%. We believe that the bulk of the Fed’s tightening efforts are behind us, but until there are clear indications that inflation is decisively trending toward
2%, we would expect the Fed to keep short-term rates at current levels or raise them incrementally.
In addition, as a result of the Fiscal Responsibility Act of 2023, which suspends the debt ceiling until January 2025 and caps non-defense government spending for two years, the U.S. Treasury is likely to issue a significant amount of debt in the months ahead—potentially more than $1 trillion—to replenish its coffers.
This additional withdrawal of liquidity could force Treasury yields higher and increase stresses on the banking system that became evident when a few prominent regional banks failed in the last few months.
As we watch the economy evolve and monitor the words and actions of Fed policymakers for clues about the Fed’s next steps, we believe that keeping a neutral WAM should enable us to respond quickly to any changes in the interest rate outlook or other factors affecting the money markets.
U.S. TREASURY INTERMEDIATE INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The U.S. Treasury Intermediate Index Fund returned -2.79% during the past
12 months and underperformed its Bloomberg index benchmark, which also produced negative returns. The fund markedly outperformed its Lipper peer group average, which consists of U.S. Treasury funds that span the maturity spectrum—including long-maturity portfolios that fared worse than intermediate-term funds. (Returns for I and Z Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )

T. ROWE PRICE U.S. Treasury Funds

What factors influenced the fund’s performance?
U.S. Treasuries sold off meaningfully early in the reporting period in the face of persistently high inflation, rapid interest rate hikes by the Federal Reserve
(Fed), and hawkish revisions to the Fed’s monetary policy outlook. Though remaining at multi-decade highs, inflation readings began to moderate, and the
Fed slowed the pace of its rate hikes. Together, these factors led U.S. Treasury yields to come down from their highs while remaining elevated.
Yield curve exposures
impeded results, with bouts
of extreme rate volatility
occasionally undermining
our tactical positions. We
entered March with a short
duration bias ahead of
the Fed’s March meeting
as economic indicators
pointed to a U.S. economy
that was reaccelerating and
very hawkish rhetoric from
Fed Chair Jerome Powell
increased the likelihood for a
larger rate hike. When select
regional U.S. banks collapsed, causing ructions in the banking sector, the two-
year yield fell by more than a full percentage point from March 8 to March 13.
The historic move lower caused our short duration posture to underperform.
We shifted neutral as we awaited clarity before ultimately shifting long as it became clear that this event could have negative repercussions for growth.
Yields gyrated late in the reporting period. Concerns about debt ceiling negotiations kept short-term Treasury yields elevated. Just after the period, an agreement was made, suspending the debt ceiling and easing yields.
The portfolio’s allocation to Ginnie Mae mortgage-backed securities (MBS)
detracted modestly as the Fed’s quantitative tightening and notable interest rate volatility heavily pressured MBS performance. Late in the period, concerns for additional supply from the balance sheets of banks taken over by the Federal
Deposit Insurance Corporation (FDIC) further diminished demand for agency MBS.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
U.S. Treasury Intermediate
Index Fund –
.
1.26% -2.79%
U.S. Treasury Intermediate
Index Fund–
.
I  Class 1.14 -2.83
U.S. Treasury Intermediate
Index Fund–
.
Z  Class 1.20 -2.53
Bloomberg U.S. 4–10 Year
Treasury Bond Index 1.87 -1.71
Lipper General U.S.
Treasury Funds Average 1.61 -5.50

T. ROWE PRICE U.S. Treasury Funds

Although the U.S. dollar softened and rate volatility lessened in November, the fund’s tactical position in Treasury inflation protected securities (TIPS)
detracted from performance as break-even spreads tightened on lower-than-
expected U.S. inflation readings and a pullback in global crude prices stemming from China’s COVID-related lockdowns. We exited this TIPS position by the end of November amid signs of renewed strength in the U.S. dollar.
We maintained a structural bias for on-the-run Treasuries, which are the most recently issued U.S. government debt securities and, for that reason, tend to be more liquid than older off-the-run counterparts from the same tenor. Our bias for newer Treasuries supported relative performance. Recently issued Treasuries outperformed older securities during bouts of volatility in rates, aided by their higher liquidity, which tends to matter most in large risk-off events.
The fund uses derivatives to manage exposure interest rates as well as to manage positioning on the yield curve. During the 12-month period, our interest rate derivatives position detracted from absolute performance.
As a result, duration management crimped relative performance on net.
(Although the fund invests primarily in cash bonds, we also employ derivatives instruments in the portfolio to manage its duration and exposures to various parts of the Treasury yield curve. These instruments detracted from the fund’s absolute returns during the period.)
How is the fund positioned?
We continued to tactically adjust the fund’s overall duration and curve posture based on incoming economic and inflation data, monetary policy signals, and geopolitical developments. We generally favored a neutral to short duration stance, with brief shifts to longer duration, versus the benchmark until March, reflecting our expectations for Fed policy tightening and labor market strength to sustain upward pressure on Treasury yields.
At the end of March, we increased the fund’s duration to a relatively neutral stance. Hints of potential softening in the labor market emerged, and inflation began to decelerate, leading markets to believe the Fed was nearing the end of its hiking cycle. While growth has been resilient, a slowdown is still largely anticipated. This combination of factors led us to position the portfolio for a steepening bias.
At the end of the period, approximately 96% of the fund’s net assets were invested in U.S. Treasury securities, with the remainder composed of U.S.
government-guaranteed Ginnie Mae (GNMA) MBS and cash reserves.

T. ROWE PRICE U.S. Treasury Funds

After slightly increasing
the fund’s non-benchmark
allocation to GNMAs early in
the period due to attractive
valuations and a plunge in
mortgage origination, we
reduced the fund’s GNMA
exposure, reflecting relative
value considerations and
less supportive technical
dynamics in the sector.
Despite incremental adds to
GNMAs late in the period,
reflecting the research
platform’s upgraded outlook
for the sector, the portfolio’s
GNMA allocation stood at
its lowest level in several
years at the conclusion of
the reporting period. We
continue to closely monitor
valuations, rate volatility, and
other technical conditions
for potential opportunities to
add exposure to the sector.
Within the GNMA universe,
we favored floating rate
collateralized mortgage
obligations, which typically
fare better than fixed rate
issues when mortgage rates
increase. For similar reasons,
we maintained a general
preference for higher-coupon,
shorter-duration MBS. At
times, however, we sought to
take advantage of attractive valuations in lower-coupon mortgage bonds, which saw a noticeable reduction in prepayment risk given unappealing refinancing conditions for most borrowers.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
U.S. Treasury Intermediate Index Fund

T. ROWE PRICE U.S. Treasury Funds

Although the fund invests primarily in cash bonds, we also regularly employ derivatives, mainly to adjust the fund’s duration and manage exposures to different parts of the Treasury yield curve. Such instruments include U.S.
Treasury futures and options on Treasury futures, which were held within the fund during the period.
What is portfolio management’s outlook?
Year-over-year inflation remains elevated, though it is lower than its mid-2022 peak of 9%. Nevertheless, central bank officials have publicly expressed their commitment to bring inflation back down toward the Fed’s long-term goal of
2%. We believe that the bulk of the Fed’s tightening efforts are behind us, but until there are clear indications that inflation is decisively trending toward
2%, we would expect the Fed to keep short-term rates at current levels or raise them incrementally.
In addition, as a result of the Fiscal Responsibility Act of 2023, which suspends the debt ceiling until January 2025 and caps non-defense government spending for two years, the U.S. Treasury is likely to issue a significant amount of debt in the months ahead—potentially more than $1 trillion—to replenish its coffers.
This additional withdrawal of liquidity could force Treasury yields higher and increase stresses on the banking system that became evident when a few prominent regional banks failed in the last few months. This could lead the Fed to end quantitative tightening sooner than expected, a precursor to eventual rate cuts.
Despite its sell-off last year, we believe that U.S. government debt remains an important tool for asset allocators and a top diversifier for riskier assets, especially now that yields have returned to pre-global financial crisis levels.
Moreover, Treasuries have recently demonstrated their ability to rally when growth fears outweigh inflation concerns. To that end, we expect Treasuries to resume their typical, inverse relationship with risk assets as the global economy likely weakens.
As always, we will look for opportunities to make tactical adjustments to the portfolio based on incoming data, movements in Treasury yields, and changes in the macroeconomic landscape.

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY LONG-TERM INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to provide high income consistent with maximum credit protection.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The U.S. Treasury Long-Term Index Fund returned -9.29% during the past 12 months and underperformed its Bloomberg benchmark, which also posted steep losses. The fund notably underperformed its Lipper peer group average, which consists of U.S. Treasury funds that span the maturity spectrum—
including shorter-term funds that fared much better than long-maturity portfolios. (Returns for I and Z Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
U.S. Treasuries sold off meaningfully in the face of persistently high inflation, rapid interest rate hikes by the Federal Reserve (Fed), and hawkish revisions to the Fed’s monetary policy outlook. Though remaining at multi-decade highs, inflation readings began to moderate, and the Fed slowed the pace of its rate hikes. Together, these factors
led U.S. Treasury yields to
come down from their highs
while remaining elevated.
Yield curve exposures
impeded results, with bouts
of extreme rate volatility
occasionally undermining
our tactical positions. We
entered March with a short
duration bias ahead of the
Fed’s March meeting as
economic indicators pointed
to a U.S. economy that was
reaccelerating and very
hawkish rhetoric from Fed
Chair Jerome Powell increased the likelihood for a larger rate hike. When select regional U.S. banks collapsed, causing ructions in the banking sector, Treasury yields dropped and caused our short duration posture to underperform. We
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
U.S. Treasury Long-Term
Index Fund –
.
1.19% -9.29%
U.S. Treasury Long-Term
Index Fund–
.
I  Class 1.17 -9.12
U.S. Treasury Long-Term
Index Fund–
.
Z  Class 1.22 -9.03
Bloomberg U.S. Long
Treasury Bond Index 1.97 -8.18
Lipper General U.S.
Treasury Funds Average 1.61 -5.50

T. ROWE PRICE U.S. Treasury Funds

shifted neutral as we awaited clarity before ultimately shifting long as it became clear that this event could have negative repercussions for growth. Yields gyrated late in the reporting period. Concerns about debt ceiling negotiations kept short-term Treasury yields elevated. Just after the period, an agreement was made, suspending the debt ceiling and easing yields.
In this environment, the fund’s limited, out-of-benchmark exposure to Treasury inflation protected securities (TIPS) in November weighed on relative returns.
We initiated this position based on our view that the Fed’s signals for smaller rate hikes would enable upside surprises in economic data to generate a positive reaction from investors, who could instead focus on the implications for better nominal growth rather than the need for stronger Fed policy responses. Consequently, we expected this changing dynamic to place a ceiling on interest rate volatility and the U.S. dollar, aiding oil prices and TIPS break-
even spreads—a market-based measure of inflation expectations.
Although the U.S. dollar softened and rate volatility lessened in November, the fund’s TIPS position detracted from performance as break-even spreads tightened on lower-than-expected U.S. inflation readings and a pullback in global crude prices stemming from China’s COVID-related lockdowns. We exited this TIPS position by the end of November amid signs of renewed strength in the U.S. dollar.
The fund uses derivatives to manage exposure interest rates as well as to manage positioning on the yield curve. During the 12-month period, our interest rate derivatives position detracted from absolute performance.
As a result, duration management crimped relative performance on net.
(Although the fund invests primarily in cash bonds, we also employ derivatives instruments in the portfolio to manage its duration and exposures to various parts of the Treasury yield curve. These instruments detracted from the fund’s absolute returns during the period.)
How is the fund positioned?
We continued to tactically adjust the fund’s overall duration and curve posture based on incoming economic and inflation data, monetary policy signals, and geopolitical developments. We generally favored a neutral to short duration stance, with brief shifts to longer duration, versus the benchmark until March, reflecting our expectations for Fed policy tightening and labor market strength to sustain upward pressure on Treasury yields.
At the end of March, the fund had a slightly longer-than-benchmark duration that has been maintained through the end of the period. Hints of potential softening in the labor market emerged, and inflation began to decelerate, pointing toward a potential end to the Fed’s hiking cycle. While growth has

T. ROWE PRICE U.S. Treasury Funds

been resilient, we continue
to anticipate a slowdown.
This combination of factors
also led us to position the
portfolio for a steepening
bias in the 5-year/30-year
curve segment.
As of May 31, 2023,
approximately 98% of
the fund’s net assets were
invested in U.S. Treasury
securities, with the remainder
largely composed of U.S.
government-guaranteed
Ginnie Mae (GNMA)
mortgage-backed securities
(MBS).
After slightly increasing
the fund’s non-benchmark
allocation to GNMAs early in
the period due to attractive
valuations and a plunge in
mortgage origination, we
reduced the fund’s GNMA
exposure, reflecting relative
value considerations and
less supportive technical
dynamics in the sector.
Despite incremental adds
to GNMAs late in the
period, reflecting the
research platform’s upgraded
outlook for the sector, the
portfolio’s GNMA allocation
stood at its lowest level in
several years at the conclusion of the reporting period. We continue to closely monitor valuations, rate volatility, and other technical conditions for potential opportunities to add exposure to the sector.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
U.S. Treasury Long-Term Index Fund

T. ROWE PRICE U.S. Treasury Funds

Within the GNMA universe, we favored floating rate collateralized mortgage obligations, which typically fare better than fixed rate issues when mortgage rates increase. For similar reasons, we maintained a general preference for higher-coupon, shorter-duration MBS. At times, however, we sought to take advantage of attractive valuations in lower-coupon mortgage bonds, which saw a noticeable reduction in prepayment risk given unappealing refinancing conditions for most borrowers.
Although the fund invests primarily in cash bonds, we also regularly employ derivatives, mainly to adjust the fund’s duration and manage exposures to different parts of the Treasury yield curve. Such instruments include U.S.
Treasury futures and options on Treasury futures, which were held within the fund during the period.
What is portfolio management’s outlook?
Year-over-year inflation remains elevated, though it is lower than its mid-2022 peak of 9%. Nevertheless, central bank officials have publicly expressed their commitment to bring inflation back down toward the Fed’s long-term goal of
2%. We believe that the bulk of the Fed’s tightening efforts are behind us, but until there are clear indications that inflation is decisively trending toward
2%, we would expect the Fed to keep short-term rates at current levels or raise them incrementally.
In addition, as a result of the Fiscal Responsibility Act of 2023, which suspends the debt ceiling until January 2025 and caps non-defense government spending for two years, the U.S. Treasury is likely to issue a significant amount of debt in the months ahead—potentially more than $1 trillion—to replenish its coffers.
This additional withdrawal of liquidity could force Treasury yields higher and increase stresses on the banking system that became evident when a few prominent regional banks failed in the last few months. This could lead the Fed to end quantitative tightening sooner than expected, a precursor to eventual rate cuts.

T. ROWE PRICE U.S. Treasury Funds

Despite its sell-off last year, we believe that U.S. government debt remains an important tool for asset allocators and a top diversifier for riskier assets, especially now that yields have returned to pre-global financial crisis levels.
Moreover, Treasuries have recently demonstrated their ability to rally when growth fears outweigh inflation concerns. To that end, we expect Treasuries to resume their typical, inverse relationship with risk assets as the global economy likely weakens.
As always, we will look for opportunities to make tactical adjustments to the portfolio based on incoming data, movements in Treasury yields, and changes in the macroeconomic landscape.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE U.S. Treasury Funds

RISKS OF INVESTING IN FIXED INCOME SECURITIES
Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments, but these are highly unlikely for securities backed by the full faith and credit of the U.S. government. MBS are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.
RISKS OF INVESTING IN GOVERNMENT MONEY MARKET FUNDS
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
BENCHMARK INFORMATION
Note: Bloomberg
®
, Bloomberg U.S. 4–10 Year Treasury Bond Index, and
Bloomberg U.S. Long Treasury Bond Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE U.S. Treasury Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE U.S. Treasury Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. TREASURY MONEY FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Treasury Money Fund –
.
3.26% 1.29% 0.74% – –
U.S. Treasury Money Fund–
.
I  Class 3.33 1.33 – 1.26% 5/3/17
U.S. Treasury Money Fund–
.
Z  Class 3.57 – – 1.22 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. ROWE PRICE U.S. Treasury Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. TREASURY INTERMEDIATE INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Treasury Intermediate Index
Fund –
.
-2.79% 0.46% 0.53% – –
U.S. Treasury Intermediate Index
Fund–
.
I  Class -2.83 0.60 – 0.26% 5/3/17
U.S. Treasury Intermediate Index
Fund–
.
Z  Class -2.53 – – -5.19 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. ROWE PRICE U.S. Treasury Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. TREASURY LONG-TERM INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Treasury Long-Term Index
Fund –
.
-9.29% -1.18% 0.90% – –
U.S. Treasury Long-Term Index
Fund–
.
I  Class -9.12 -1.01 – -0.56% 5/3/17
U.S. Treasury Long-Term Index
Fund–
.
Z  Class -9.03 – – -11.36 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. ROWE PRICE U.S. Treasury Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
U.S. Treasury Money Fund 0.31%
U.S. Treasury Money Fund–I Class 0.21
U.S. Treasury Money Fund–Z Class 0.19
U.S. Treasury Intermediate Index Fund 0.27
U.S. Treasury Intermediate Index Fund–I Class 0.11
U.S. Treasury Intermediate Index Fund–Z Class 0.11
U.S. Treasury Long-Term Index Fund 0.29
U.S. Treasury Long-Term Index Fund–I Class 0.08
U.S. Treasury Long-Term Index Fund–Z Class 0.07
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE U.S. Treasury Funds

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY MONEY FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,021.60 $1.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.49   1.46
I Class
Actual   1,000.00   1,022.00   1.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.78   1.16
Z Class
Actual   1,000.00   1,023.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.29%, the
2
I Class
was 0.23%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY INTERMEDIATE INDEX FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,012.60 $1.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.68   1.26
I Class
Actual   1,000.00   1,011.40   0.55
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.38   0.56
Z Class
Actual   1,000.00   1,012.00   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.25%, the
2
I Class
was 0.11%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY LONG-TERM INDEX FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,011.90 $1.45
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.49   1.46
I Class
Actual   1,000.00   1,011.70   0.45
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.48   0.45
Z Class
Actual   1,000.00   1,012.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.29%, the
2
I Class
was 0.09%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

QUARTER-END RETURNS
Periods Ended
3/31/23
SEC Yield
(7-Day
Simple) With
Waiver
a
SEC Yield
(7-Day
Simple)
Without
Waiver
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
U.S. Treasury
Money Fund –
.
4.53% 4.53% 2.52% 1.18% 0.67% – –
U.S. Treasury
Money Fund–
.
I  Class
b
4.60 4.57 2.59 1.22 – 1.17% 5/3/17
U.S. Treasury
Money Fund–
.
Z  Class
c
4.83 4.64 2.83 – – 1.03 3/16/20
U.S. Treasury
Intermediate
Index Fund –
.
– – -4.64 0.56 0.45 – –
U.S. Treasury
Intermediate
Index Fund–
.
I  Class – – -4.50 0.68 – 0.37 5/3/17
U.S. Treasury
Intermediate
Index Fund–
.
Z  Class – – -4.38 – – -5.34 2/22/21
U.S. Treasury
Long-Term
Index Fund –
.
– – -17.20 -0.73 0.88 – –
U.S. Treasury
Long-Term
Index Fund–
.
I  Class – – -17.12 -0.56 – -0.16 5/3/17
U.S. Treasury
Long-Term
Index Fund–
.
Z  Class – – -17.03 – – -11.23 3/16/20
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
I and
3
Z
Class shares, 1-800-638-8790.

T. ROWE PRICE U.S. Treasury Funds

This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.
a
In an effort to maintain a zero or positive net yield for the fund, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund. This voluntary waiver is in addition to any contractual expense ratio limitation in effect for the fund and may be amended or terminated at any time without prior notice. A fee waiver has the effect of increasing the fund’s net yield; without it, the fund’s 7-day yield would have been lower.
Please see the prospectus for more details.
b
Through September 30, 2023, T. Rowe Price Associates, Inc. (TRPA), has agreed to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class operating expenses) to the extent the I Class operating expenses exceed a certain portion of the class’s average daily net assets. Details are available in the fund’s prospectus.
c
TRPA has contractually agreed to waive and/or bear all of the Z Class's expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety.
QUARTER-END RETURNS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916689 C07-050 7/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTXX U.S. Treasury Money
Fund –
.
TRGXX U.S. Treasury Money
Fund–
.
I  Class
TRZXX U.S. Treasury Money
Fund–
.
Z Class

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.03 —
(3)(4)
—
(3)(4)
0.01
(4)
0.02
Net realized and unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment activities 0.03 —
(3)
—
(3)
0.01 0.02
Distributions
Net investment income (0.03) —
(3)
—
(3)
(0.01) (0.02)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(5)
3.26% 0.04%
(4)
0.01%
(4)
1.27%
(4)
1.88%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(6)
0.30% 0.31% 0.37% 0.41% 0.39%
Net expenses after waivers/
payments by Price Associates 0.30% 0.11%
(4)
0.15%
(4)
0.35%
(4)
0.39%
Net investment income 3.23% 0.04%
(4)
0.01%
(4)
1.22%
(4)
1.84%
Net assets, end of period (in
millions) $5,266 $5,005 $5,414 $6,019 $4,567
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.20%, 0.19% and 0.01% of average net assets) for the years ended 5/31/22,
5/31/21 and 5/31/20, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(6)
See Note 5. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.03 —
(3)(4)
—
(3)(4)
0.01
(4)
0.02
Net realized and unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment activities 0.03 —
(3)
—
(3)
0.01 0.02
Distributions
Net investment income (0.03) —
(3)
—
(3)
(0.01) (0.02)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(5)
3.33% 0.06%
(4)
0.01%
(4)
1.33%
(4)
1.97%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(6)
0.24% 0.23% 0.34% 0.38% 0.36%
Net expenses after waivers/
payments by Price Associates 0.23% 0.11%
(4)
0.13%
(4)
0.30%
(4)
0.30%
Net investment income 3.34% 0.07%
(4)
0.01%
(4)
1.32%
(4)
1.93%
Net assets, end of period (in
millions) $3,868 $3,113 $2,028 $1,209 $1,119
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.12%, 0.15% and less than 0.01% of average net assets) for the years ended
5/31/22, 5/31/21 and 5/31/20, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(6)
See Note 5. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(2)(3)
0.04 —
(4)
—
(4)
—
(4)
Net realized and unrealized gain/loss —
(4)
—
(4)
—
(4)
—
(4)
Total from investment activities 0.04 —
(4)
—
(4)
—
(4)
Distributions
Net investment income (0.04) —
(4)
—
(4)
—
(4)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(3)(5)
3.57% 0.16% 0.16% 0.08%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.19% 0.19% 0.27% 0.32%
(6)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 3.57% 0.14% 0.15% 0.33%
(6)
Net assets, end of period (in millions) $4,518 $3,587 $2,788 $3,239
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE U.S. Treasury Money Fund
May 31, 2023

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 46.4%
U.S. Treasury Bills, 3.607%, 7/13/23  508,500 506,411
U.S. Treasury Bills, 4.67%, 6/1/23  100,000 100,000
U.S. Treasury Bills, 4.735%, 11/2/23  44,800 43,933
U.S. Treasury Bills, 4.826%, 7/18/23  486,220 483,205
U.S. Treasury Bills, 4.883%, 7/25/23  275,000 273,018
U.S. Treasury Bills, 4.908%, 6/27/23  269,725 268,784
U.S. Treasury Bills, 4.918%, 8/31/23  268,560 265,302
U.S. Treasury Bills, 4.924%, 6/20/23  299,500 298,662
U.S. Treasury Bills, 5.016%, 7/27/23  128,735 127,747
U.S. Treasury Bills, 5.055%, 6/15/23  1,440,650 1,437,838
U.S. Treasury Bills, 5.063%, 8/15/23  132,000 130,631
U.S. Treasury Bills, 5.098%, 9/7/23  75,000 73,985
U.S. Treasury Bills, 5.137%, 10/12/23  66,000 64,774
U.S. Treasury Bills, 5.146%, 8/22/23  115,700 114,367
U.S. Treasury Bills, 5.188%, 10/19/23  66,000 64,697
U.S. Treasury Bills, 5.235%, 5/16/24  39,000 37,112
U.S. Treasury Bills, 5.277%, 6/22/23  170,000 169,479
U.S. Treasury Bills, 5.294%, 8/24/23  260,000 256,831
U.S. Treasury Bills, 5.353%, 9/26/23  65,000 63,889
U.S. Treasury Bills, 5.42%, 10/3/23  129,000 126,729
U.S. Treasury Notes, 0.125%, 6/30/23  85,000 84,648
U.S. Treasury Notes, 0.25%, 6/15/23  176,000 175,662
U.S. Treasury Notes, 0.875%, 1/31/24  122,200 119,067
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 5.401%, 7/31/23  667,605 667,561
U.S. Treasury Notes, FRN, 3M UST + 0.035%, 5.407%, 10/31/23  45,540 45,540
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.512%, 10/31/24  271,840 271,466
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.572%, 1/31/25  71,820 71,820
Total U.S. Treasury Debt (Cost $6,343,158) 6,343,158
U.S. TREASURY REPURCHASE AGREEMENT 57.9%(1)
BNY Mellon, Tri-Party, Dated 5/31/23, 5.05%, Delivery Value of
$1,200,168,333 on 6/1/23, Collateralized by U.S. Government
securities, 0.00%, 5/16/24, valued at $1,224,000,059  1,200,000 1,200,000
Credit Agricole, Tri-Party, Dated 5/31/23, 5.05%, Delivery Value
of $12,301,725 on 6/1/23, Collateralized by U.S. Government
securities, 3.75%, 5/31/30, valued at $12,546,001  12,300 12,300
Federal Reserve Bank of New York, Tri-Party, Dated 5/31/23,
5.05%, Delivery Value of $5,490,770,125 on 6/1/23, Collateralized
by U.S. Government securities, 1.88% - 4.38%, 4/15/29 - 5/15/41, valued at $5,490,770,195  5,490,000 5,490,000

T. ROWE PRICE U.S. Treasury Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
State Street, Tri-Party, Dated 5/31/23, 5.05%, Delivery Value of
$1,200,168,333 on 6/1/23, Collateralized by U.S. Government
securities, 1.13% - 4.00%, 2/28/30 - 2/15/48, valued at
$1,224,000,025  1,200,000 1,200,000
Total U.S. Treasury Repurchase Agreement (Cost $7,902,300) 7,902,300
Total Investments in Securities
104.3% of Net Assets (Cost $14,245,458) $ 14,245,458
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $7,951,316 at
May 31, 2023.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE U.S. Treasury Money Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $14,245,458) $ 14,245,458
Receivable for shares sold 34,155
Interest receivable 6,676
Due from affiliates 488
Cash 4
Other assets 124
Total assets 14,286,905
Liabilities
Payable for investment securities purchased 527,069
Payable for shares redeemed 103,911
Investment management fees payable 2,121
Payable to directors 7
Other liabilities 2,152
Total liabilities 635,260
NET ASSETS $ 13,651,645

T. ROWE PRICE U.S. Treasury Money Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 90
Paid-in capital applicable to 13,651,139,680 shares of $0.01 par value capital stock outstanding; 32,000,000,000 shares of the
Corporation authorized 13,651,555
NET ASSETS $ 13,651,645
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,265,358; Shares outstanding:
5,265,168,399) $ 1.00
I Class
(Net assets: $3,868,288; Shares outstanding:
3,868,148,654) $ 1.00
Z Class
(Net assets: $4,517,999; Shares outstanding:
4,517,822,627) $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 475,787
Other 44
Total income 475,831
Expenses
Investment management 24,065
Shareholder servicing
Investor Class $ 5,607
I Class 646 6,253
Prospectus and shareholder reports
Investor Class 166
I Class 1,374
Z Class 2 1,542
Custody and accounting 352
Proxy and annual meeting 263
Directors 39
Legal and audit 26
Miscellaneous 31
Waived / paid by Price Associates (9,612)
Total expenses 22,959
Net investment income 452,872
Realized and Unrealized Gain / Loss –
Net realized gain on securities 211
INCREASE IN NET ASSETS FROM OPERATIONS
$ 453,083

T. ROWE PRICE U.S. Treasury Money Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 452,872 $ 9,354
Net realized gain 211 12
Increase in net assets from operations 453,083 9,366
Distributions to shareholders
Net earnings
Investor Class (160,109) (1,946)
I Class (115,982) (1,669)
Z Class (176,781) (5,884)
Decrease in net assets from distributions (452,872) (9,499)
Capital share transactions
*
Shares sold
Investor Class 5,672,260 5,655,227
I Class 2,830,487 2,848,091
Z Class 15,818,741 25,914,303
Distributions reinvested
Investor Class 157,675 1,907
I Class 114,336 1,650
Z Class 176,781 5,884
Shares redeemed
Investor Class (5,569,912) (6,065,325)
I Class (2,189,266) (1,765,221)
Z Class (15,064,606) (25,121,405)
Increase in net assets from capital share transactions 1,946,496 1,475,111
Net Assets
Increase during period 1,946,707 1,474,978
Beginning of period 11,704,938 10,229,960
End of period $ 13,651,645 $ 11,704,938
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE U.S. Treasury Money Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has three classes of shares: the U.S. Treasury Money Fund (Investor Class), the U.S. Treasury
Money Fund–I Class (I Class) and the U.S. Treasury Money Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively.
The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. Treasury Money Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE U.S. Treasury Money Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee.
The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information

T. ROWE PRICE U.S. Treasury Money Fund

available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
May 31, 2023, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price
Associates' approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase

T. ROWE PRICE U.S. Treasury Money Fund

in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments was as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 452,872 $ 9,499
($000s)
Cost of investments $ 14,245,458

T. ROWE PRICE U.S. Treasury Money Fund

At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
($000s)
Undistributed ordinary income $ 90
Total distributable earnings (loss) $ 90

T. ROWE PRICE U.S. Treasury Money Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $964,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by
Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2023, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31,
2023, expenses incurred pursuant to these service agreements were $106,000 for Price
Associates; $4,121,000 for T. Rowe Price Services, Inc.; and $519,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(458) $(9,154)

T. ROWE PRICE U.S. Treasury Money Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2023, the fund was charged $397,000 for shareholder servicing costs related to the college savings plans, of which $35,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At May 31, 2023, no shares of the Investor Class were held by college savings plans and approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At May 31, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE U.S. Treasury Money Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. Treasury Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price U.S. Treasury Funds, Inc. and
Shareholders of T. Rowe Price U.S. Treasury Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Treasury Money Fund (one of the funds constituting T. Rowe Price U.S. Treasury Funds, Inc., referred to hereafter as the "Fund")
as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May
31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Treasury Money Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Treasury Money Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $502,143,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. ROWE PRICE U.S. Treasury Money Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE U.S. Treasury Money Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee and the fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. In addition, assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE U.S. Treasury Money Fund

for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund).
Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE U.S. Treasury Money Fund

the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE U.S. TREASURY MONEY FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE U.S. TREASURY MONEY FUND

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. TREASURY MONEY FUND

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With U.S. Treasury Funds Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Geoffrey M. Hardin (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. TREASURY MONEY FUND

Name (Year of Birth)
Position Held With U.S. Treasury Funds Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Andrew C. McCormick (1960)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Cheryl A. Mickel, CFA (1967)
Vice President
Director and Vice President, T. Rowe Price Trust
Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jeanny Silva (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Temple, CFA (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price; formerly, Senior U.S.
Economist, Barclays Capital (to 2022)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE U.S. TREASURY MONEY FUND

Name (Year of Birth)
Position Held With U.S. Treasury Funds Principal Occupation(s)
Kyeonta Williams (1992)
Vice President
Assistant Vice President, T. Rowe Price; formerly,
Institutional Salesman, Wells Fargo Securities (to
2021); Sales Assistant, Wells Fargo Securities (to
2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F53-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,796	$23,101
Audit-Related Fees	-	-
Tax Fees	-	3,470
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023